Financial instruments	9 Months Ended
Sep. 30, 2021
Financial instruments
Financial instruments

10.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2021 and December 31, 2020:

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	905,826	656,008	—	—	1,561,834	655,856	152	—
Trade accounts and other receivables from unrelated parties	3,248,256	—	—	75,340	3,323,596	—	—	—
Accounts receivable from related parties	126,263	—	—	—	126,263	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	625	625	—	625	—
Derivatives - not designated as hedging instruments	—	49,608	—	—	49,608	—	49,608	—
Equity investments	—	249,890	121,457	—	371,347	246,525	66,021	58,801
Debt securities	—	78,420	289,688	—	368,108	362,966	5,142	—
Other financial assets	140,750	—	—	124,938	265,688	—	—	—
Other current and non-current assets	140,750	377,918	411,145	125,563	1,055,376	—	—	—
Financial assets	4,421,095	1,033,926	411,145	200,903	6,067,069	—	—	—

Accounts payable to unrelated parties	706,385	—	—	—	706,385	—	—	—
Accounts payable to related parties	94,080	—	—	—	94,080	—	—	—
Short-term debt	1,363,290	—	—	—	1,363,290	—	—	—
Long-term debt	7,223,132	—	—	—	7,223,132	7,256,777	232,129	—
Lease liabilities	—	—	—	4,640,711	4,640,711	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	3,995	3,995	—	3,995	—
Derivatives - not designated as hedging instruments	—	13,443	—	—	13,443	—	13,443	—
Variable payments outstanding for acquisitions	—	51,247	—	—	51,247	—	—	51,247
Put option liabilities	—	—	—	966,926	966,926	—	—	966,926
Other financial liabilities	936,703	—	—	—	936,703	—	—	—
Other current and non-current liabilities	936,703	64,690	—	970,921	1,972,314	—	—	—
Financial liabilities	10,323,590	64,690	—	5,611,632	15,999,912	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities (1)	800,714	—	—	—	800,714	—	—	—
Other current and non-current liabilities	800,714	105,640	—	884,089	1,790,443	—	—	—
Financial liabilities	9,515,838	105,640	—	5,376,376	14,997,854	—	—	—

(1)    Other financial liabilities have been revised for the prior year to conform to the current year's presentation.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. At September 30, 2021, the Company transferred its investment in Humacyte with a carrying amount of €158,551 from Level 3 to Level 1, after Humacyte completed its merger with Alpha Healthcare Acquisition Corporation, a special purpose acquisition company. The shares in Alpha Healthcare Acquisition Corporation (now called Humacyte) received by the Company as a result of this merger and in a contemporaneous private placement are quoted in an active market.Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2020. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables from unrelated parties, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (“FVPL”). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements, weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as fair value through other comprehensive income (“FVOCI”). The smaller part of debt securities does not give rise to cash flows that are solely payments of principle and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put options. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €67,820 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

Following is a roll forward of Level 3 financial instruments at September 30, 2021 and December 31, 2020:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2021			2020
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	188,518	66,359	882,422	183,054	89,677	934,425
Transfer to level 1	(158,551)	—	—	—	—	—
Increase	20,899	8,116	68,728	—	17,253	51,388
Decrease	—	(19,841)	(19,134)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(3,895)	(4,178)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	(14,989)	—	—	73,993
Foreign currency translation and other changes	11,830	791	49,899	(17,025)	(2,811)	(77,507)
Ending balance at September 30, and December 31,	58,801	51,247	966,926	188,518	66,359	882,422

(1)	Includes realized and unrealized gains / losses.